Cover	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	1-6948
Entity Registrant Name	SPX Technologies, Inc.
Entity Central Index Key	0000088205
Entity Tax Identification Number	88-3567996
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6325 Ardrey Kell Road, Suite 400
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	474-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SPXC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false